Shareholder Fees - FidelitySAIInternationalSMACompletionFund-PRO	Dec. 30, 2024 USD ($)
FidelitySAIInternationalSMACompletionFund-PRO | Fidelity SAI International SMA Completion Fund
Shareholder Fees:
(fees paid directly from your investment)	none